Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash
Prepaid expenses and other current assets
Total current assets
Total non-current assets
TOTAL ASSETS	0	0	0	0	0
CURRENT LIABILITIES
Accounts payable
Note payable - former officer
Total current liabilities
TOTAL LIABILITIES
STOCKHOLDERS' DEFICIT
Common stock, value	235,177	235,177	235,177	235,177	235,177
Additional paid in capital
Accumulated deficit	(235,177)	(235,177)	(235,177)	(235,177)	(235,177)
Total stockholders' deficit
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 0	$ 0	$ 0	$ 0